NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2%
	Communications - 4.1%
10,041	AT&T, Inc.	$228,633
1,199	GoDaddy, Inc., Class A(a)	236,647
2,512	HealthStream, Inc.	79,882
2,816	IDT Corporation, Class B	133,816
5,725	Liberty Global Ltd., Class A(a)	73,051
6,485	Liberty Latin America Ltd., C(a)	41,115
2,143	Spok Holdings, Inc.	34,395
1,148	Telephone & Data Systems, Inc.	39,158
980	T-Mobile US, Inc.	216,316
872	VeriSign, Inc.(a)	180,469
5,446	Verizon Communications, Inc.	217,786
		1,481,268
	Consumer Discretionary - 5.1%
578	Abercrombie & Fitch Company, Class A	86,394
245	Armstrong World Industries, Inc.	34,626
521	Builders FirstSource, Inc.(a)	74,467
997	Carter’s, Inc.	54,027
1,199	Crocs, Inc.(a)	131,327
66	Daily Journal Corporation(a)	37,487
2,788	eBay, Inc.	172,717
1,424	ePlus, Inc.(a)	105,206
1,202	Fortune Brands Home & Security, Inc.	82,133
416	Griffon Corporation	29,648
1,510	Harley-Davidson, Inc.	45,496
269	Home Depot, Inc. (The)	104,638
4,714	Levi Strauss & Company, Class A(a)	81,552
2,973	Masco Corporation	215,750
329	McDonald’s Corp.	95,374
17	NVR, Inc.(a)	139,041
575	PC Connection, Inc. (a)	39,830
1,602	Prog Holdings, Inc.	67,701
439	Ralph Lauren Corporation	101,400
1,352	ScanSource, Inc.(a)	64,152
1,391	Shoe Carnival, Inc.	46,014

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	Consumer Discretionary - 5.1% (Continued)
4,131	Wendy’s Company (The)	$67,335
		1,876,315
	Consumer Staples - 4.6%
3,551	Altria Group, Inc.	185,681
2,062	Cal-Maine Foods, Inc.	212,221
2,584	Coca-Cola Co. (The)	160,880
2,452	Colgate-Palmolive Company	222,912
2,252	General Mills, Inc.	143,610
609	Ingredion, Inc.	83,774
1,683	Kimberly-Clark Corp.	220,540
928	PepsiCo, Inc.	141,112
470	Philip Morris International, Inc.	56,565
6,099	Reynolds Consumer Products, Inc.	164,612
2,745	The Kraft Heinz Company	84,299
		1,676,206
	Energy - 2.3%
6,258	Antero Midstream Corporation	94,433
222	Cheniere Energy, Inc.	47,701
7,611	DHT Holdings, Inc.(a)	70,706
1,694	DT Midstream, Inc.	168,434
426	Exxon Mobil Corporation	45,825
2,484	Navigator Holdings Ltd.(a)	38,129
1,179	Occidental Petroleum Corporation	58,255
409	Targa Resources Corporation	73,007
2,476	Williams Companies, Inc. (The)	134,001
3,547	World Fuel Services Corporation	97,578
		828,069
	Financials - 6.2%
2,257	AerCap Holdings N.V. (a)	215,995
379	Affiliated Managers Group, Inc. (a)	70,085
2,232	Air Lease Corporation	107,605
6,281	Annaly Capital Management, Inc.	114,942
11,169	ARMOUR Residential REIT Inc.	210,647
4,008	Chimera Investment Corporation	56,112

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	Financials - 6.2% (Continued)
3,411	Dynex Capital, Inc.	$43,149
6,699	Enact Holdings, Inc.	216,913
2,031	Essent Group Ltd. (a)	110,568
17,282	Invesco Mortgage Capital, Inc.	139,120
939	LendingTree, Inc.(a)	36,386
11,873	MFA Financial, Inc.	120,986
9,298	MGIC Investment Corp.	220,456
4,478	NMI Holdings, Inc.(a)	164,611
16,356	Orchid Island Capital, Inc.	127,250
2,839	PennyMac Mortgage Investment Trust	35,743
711	Reinsurance Group of America, Inc.	151,891
3,225	Starwood Property Trust, Inc.	61,114
5,050	TPG RE Finance Trust, Inc.(a)	42,925
		2,246,498
	Health Care - 4.7%
205	AmerisourceBergen Corporation	46,059
393	Amgen, Inc.	102,432
1,383	Collegium Pharmaceutical, Inc.(a)	39,623
380	Cooper Cos Inc/The(a)	34,933
491	DaVita, Inc.(a)	73,429
1,003	Exelixis, Inc.(a)	33,400
500	HCA Healthcare, Inc.	150,074
10,156	Innoviva, Inc.(a)	176,207
427	Lantheus Holdings, Inc.(a)	38,199
1,326	Merck & Company, Inc.	131,910
4,318	Novavax, Inc.(a)	34,717
14,473	Organon & Co.	215,938
3,863	Premier, Inc., Class A	81,896
145	Regeneron Pharmaceuticals, Inc.(a)	103,287
1,397	Solventum Corp.(a)	92,286
503	Tenet Healthcare Corporation(a)	63,494
92	Thermo Fisher Scientific, Inc.	47,861
190	United Therapeutics Corporation(a)	67,040
383	Universal Health Services, Inc., Class B	68,718

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	Health Care - 4.7% (Continued)
1,651	Utah Medical Products, Inc.	$101,487
		1,702,990
	Industrials - 12.5%
1,183	3M Company	152,713
972	A.O. Smith Corporation	66,300
595	Acuity Brands, Inc.	173,818
1,494	Allegion plc	195,236
1,323	Allison Transmission Holdings, Inc.	142,964
11,214	Ardmore Shipping Corporation	136,250
813	Atmus Filtration Tech(a)	31,853
2,254	Blue Bird Corporation(a)	87,072
832	C.H. Robinson Worldwide, Inc.	85,962
408	Caterpillar, Inc.	148,006
3,904	Costamare, Inc.	50,166
178	Curtiss-Wright Corporation	63,167
1,087	Danaos Corporation	87,036
3,059	Donaldson Company, Inc.	206,024
4,854	Dorian LPG Ltd. (a)	118,292
569	Dover Corporation	106,744
489	Expeditors International of Washington, Inc.	54,167
1,988	Fortive Corporation	149,100
4,006	Genco Shipping & Trade Ltd. (a)	55,844
1,998	Global Industrials, Co.	49,530
6,092	Global Ship Lease, Inc.	132,988
754	H&R Block, Inc.	39,841
287	Illinois Tool Works, Inc.	72,772
5,655	International Seaways, Inc. (a)	203,241
391	Lockheed Martin Corp., B	190,002
355	Middleby Corporation (The)(a)	48,085
409	Mueller Industries, Inc.	32,458
900	Napco Security Technologies, Inc.(a)	32,004
2,296	Otis Worldwide Corporation	212,632
581	Pentair plc	58,472
1,266	REV GROUP, INC.	40,347

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	Industrials - 12.5% (Continued)
551	Ryder System, Inc.	$86,430
18,056	Safe Bulkers, Inc.(a)	64,460
4,297	Scorpio Tankers Incorporated	213,518
8,707	SFL Corporation Ltd	88,986
385	SkyWest, Inc.(a)	38,550
364	Snap-on, Inc.	123,571
8,013	Teekay Corporation	55,530
3,328	Teekay Tankers Ltd.	132,421
1,279	Tennant Company	104,277
199	Trane Technologies plc	73,501
75	TransDigm Group, Inc. (a)	95,046
4,763	Tsakos Energy Navigation Ltd.	82,590
500	Union Pacific Corporation	114,020
136	United Rentals, Inc. (a)	95,804
		4,591,790
	Materials - 4.7%
202	Alpha Metallurgical Resource	40,424
4,870	Anglogold Ashanti plc	112,400
558	Apogee Enterprises, Inc.	39,847
605	ATI, Inc.(a)	33,299
482	Carlisle Companies, Inc.	177,781
316	Carpenter Technology Corporation	53,628
2,148	Century Aluminum Company(a)	39,137
2,108	Commercial Metals Company	104,557
6,805	Constellium SE(a)	69,887
5,321	Freeport-McMoRan, Inc.	202,624
4,867	McEwen Mining, Inc.(a)	37,865
242	Nucor Corporation	28,244
1,801	Olympic Steel, Inc.	59,091
494	Reliance Steel & Aluminum Company	133,014
1,503	Royal Gold, Inc.	198,171
214	Simpson Manufacturing Company, Inc.	35,488
2,296	Southern Copper Corporation	209,233
595	Steel Dynamics, Inc.	67,872

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	Materials - 4.7% (Continued)
1,335	Warrior Met Coal, Inc. (a)	$72,410
		1,714,972
	Real Estate - 0.4%
13,514	AGNC Investment Corporation	124,464
296	McGrath RentCorp	33,099
		157,563
	Technology - 6.8%
1,193	ACI Worldwide, Inc.(a)	61,929
838	Akamai Technologies, Inc.(a)	80,155
202	Apple, Inc.	50,585
712	Arista Networks, Inc.(a)	78,697
416	Arrow Electronics, Inc.(a)	47,058
232	Autodesk, Inc.(a)	68,572
2,946	Bandwidth, Inc., Class A(a)	50,141
2,753	Box, Inc., Class A(a)	86,995
1,264	Check Point Software Technologies Ltd.(a)	235,988
1,743	Cirrus Logic, Inc.(a)	173,568
746	Cisco Systems, Inc.	44,163
2,979	Clear Secure, Inc.	79,361
1,653	Dolby Laboratories, Inc., Class A	129,100
409	F5, Inc.(a)	102,852
2,103	Gen Digital, Inc.	57,580
1,673	Informatica, Inc., Class A(a)	43,381
452	InterDigital, Inc.	87,561
717	International Business Machines Corporation	157,618
86	Motorola Solutions, Inc.	39,752
8,925	N-able, Inc.(a)	83,360
1,120	NetApp, Inc.	130,010
1,801	Progress Software Corporation	117,334
420	PTC, Inc.(a)	77,225
1,428	Radware Ltd.(a)	32,173
744	Skyworks Solutions, Inc.	65,978
6,335	SolarWinds Corp. (a)	90,273
673	SYNNEX Corporation	78,929

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 60.2% (Continued)
	Technology - 6.8% (Continued)
305	Universal Display Corporation(a)	$44,591
1,583	Varonis Systems, Inc.(a)	70,333
		2,465,262
	Utilities - 8.8%
1,209	American Electric Power Company, Inc.	111,506
411	American States Water Company	31,943
1,250	Atmos Energy Corporation	174,088
1,218	Black Hills Corporation	71,277
3,153	California Water Service Group	142,925
1,183	Clearway Energy, Inc., CLASS C	30,758
3,348	CMS Energy Corporation	223,144
191	Constellation Energy Corp.	42,729
1,265	Dominion Energy, Inc.	68,133
1,412	DTE Energy Company	170,499
2,015	Duke Energy Corporation	217,096
1,228	Essential Utilities, Inc.	44,601
3,372	Evergy, Inc.	207,547
3,644	National Fuel Gas Company	221,118
2,691	NextEra Energy, Inc.	192,918
3,716	NiSource, Inc.	136,600
2,370	NRG Energy, Inc.	213,821
5,121	OGE Energy Corporation	211,241
1,269	Otter Tail Corporation	93,703
2,628	Southern Company (The)	216,337
8,183	UGI Corporation	231,006
1,238	WEC Energy Group, Inc.	116,422
1,243	York Water Company (The)	40,671
		3,210,083

	TOTAL COMMON STOCKS (Cost $23,128,533)	21,951,016

	TOTAL INVESTMENTS - 60.2% (Cost $23,128,533)	$21,951,016
	OTHER ASSETS IN EXCESS OF LIABILITIES- 39.8%	14,542,116
	NET ASSETS - 100.0%	$36,493,132

(a)	Non-income producing security.

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)
December 31, 2024

TOTAL RETURN SWAPS
Notional Amount at December 31, 2024	Number of Shares	Description#	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$228,811	1,774	3M Co	OBFR + 45 bps	11/21/2025	$195
12,924	103,263	89Bio Inc	OBFR - 35 bps	11/21/2025	2,197
132,616	867	Abercrombie & Fitch	OBFR + 45 bps	11/21/2025	(3,026)
2,862	144,102	Abm Industries Inc	OBFR - 35 bps	11/21/2025	(2,375)
17,116	90,544	Acco Brands Corp	OBFR - 35 bps	11/21/2025	685
93,277	1,790	Aci Worldwide Inc	OBFR + 45 bps	11/21/2025	(358)
269,678	892	Acuity Brands Inc	OBFR + 45 bps	11/21/2025	(9,098)
26,501	567,651	Acv Auctions Inc-A	OBFR - 35 bps	11/21/2025	(4,770)
4,574	127,386	Advansix Inc	OBFR - 35 bps	11/21/2025	(2,927)
26,839	80,249	Advantage Solutions	OBFR - 38 bps	11/21/2025	1,879
321,839	3,386	Aercap Holdings Nv	OBFR + 45 bps	11/21/2025	2,201
17,367	106,460	Aersale Corp	OBFR - 35 bps	11/21/2025	(2,952)
105,060	569	Affiliated Managers	OBFR - 35 bps	11/21/2025	159
1,327	86,189	Affirm Holdings Inc	OBFR - 35 bps	11/21/2025	5,374
191,561	20,271	Agnc Investment Corp	OBFR + 45 bps	11/21/2025	(4,865)
162,746	3,348	Air Lease Corp	OBFR + 45 bps	11/21/2025	(1,339)
121,330	1,256	Akamai Technologies	OBFR + 45 bps	11/21/2025	(1,193)
4,847	432,352	Albemarle Corp	OBFR - 35 bps	11/21/2025	15,123
40,821	276,358	Alight Inc - Class A	OBFR - 35 bps	11/21/2025	(6,123)
296,235	2,242	Allegion Plc	OBFR + 45 bps	11/21/2025	(3,251)
214,986	1,984	Allison Transmission	OBFR + 45 bps	11/21/2025	(595)
61,179	303	Alpha Metallurgical	OBFR + 45 bps	11/21/2025	(542)
285,421	5,327	Altria Group Inc	OBFR + 45 bps	11/21/2025	(6,872)
68,908	283,901	Amc Entertainment	OBFR - 35 bps	11/21/2025	9,647
168,355	1,813	American Electric Power	OBFR + 45 bps	11/21/2025	(1,142)
11,055	310,646	American Healthcare	OBFR - 35 bps	11/21/2025	(3,538)
48,257	616	American States Water Company	OBFR + 45 bps	11/21/2025	(382)
155,760	590	Amgen Inc	OBFR + 45 bps	11/21/2025	(1,982)
172,836	7,305	Anglogold Ashanti	OBFR + 45 bps	11/21/2025	(4,237)
178,453	9,422	Annaly Capital Management	OBFR + 45 bps	11/21/2025	(6,030)
141,353	9,386	Antero Midstream Corp	OBFR + 45 bps	11/21/2025	282
7,255	234,409	Antero Resources Corp	OBFR - 35 bps	11/21/2025	(19,879)
34,248	280,834	Apartment Invt & Mgm	OBFR - 35 bps	11/21/2025	(30,481)
5,906	196,138	Apellis Pharmaceutic	OBFR - 35 bps	11/21/2025	7,678
59,611	837	Apogee Enterprises	OBFR + 45 bps	11/21/2025	159
77,347	303	Apple Inc	OBFR + 45 bps	11/21/2025	(1,470)
199,833	16,821	Ardmore Shipping Corp	OBFR + 45 bps	11/21/2025	4,542
120,328	1,064	Arista Networks Inc	OBFR + 45 bps	11/21/2025	(2,724)
313,132	16,754	Armour Residential Reit	OBFR + 45 bps	11/21/2025	2,848
52,536	367	Armstrong World Industries	OBFR + 45 bps	11/21/2025	(668)
20,894	138,109	Arq Inc	OBFR - 35 bps	11/21/2025	(20,058)
71,723	624	Arrow Electronics Inc	OBFR + 45 bps	11/21/2025	(1,136)
10,272	202,872	Arrowhead Pharmaceuticals	OBFR - 35 bps	11/21/2025	9,758
344,016	15,062	At&T Inc	OBFR + 45 bps	11/21/2025	(1,054)
50,094	907	Ati Inc	OBFR + 45 bps	11/21/2025	(172)
14,584	558,130	Atlanta Braves Holdings	OBFR - 35 bps	11/21/2025	146
261,000	1,875	Atmos Energy Corp	OBFR + 45 bps	11/21/2025	131
47,629	1,220	Atmus Filtration Technologies Inc.	OBFR + 45 bps	11/21/2025	171
103,229	347	Autodesk Inc	OBFR + 45 bps	11/21/2025	(666)
6,589	77,421	Avita Medical Inc	OBFR - 73 bps	11/21/2025	(6,918)
3,366	135,145	Baker Hughes Co	OBFR - 35 bps	11/21/2025	(2,928)
79,321	4,419	Bandwidth Inc	OBFR + 45 bps	11/21/2025	(4,110)
106,828	1,828	Black Hills Corp	OBFR + 45 bps	11/21/2025	146
24,737	256,523	Blacksky Technology	OBFR - 35 bps	11/21/2025	(10,390)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at December 31, 2024	Number of Shares	Weyerhaeuser Co	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$132,332	3,381	Blue Bird Corp	OBFR + 45 bps	11/21/2025	$(1,724)
2,262	401,935	Boeing Co.	OBFR - 35 bps	11/21/2025	1,561
23,018	323,173	Boston Omaha Corp	OBFR - 35 bps	11/21/2025	(3,223)
132,036	4,130	Box Inc - Class A	OBFR + 45 bps	11/21/2025	(1,528)
3,370	161,996	Brighthouse Financial	OBFR - 35 bps	11/21/2025	101
5,198	90,861	Brt Apartments Corp	OBFR - 35 bps	11/21/2025	(2,859)
116,392	781	Builders Firstsource	OBFR + 45 bps	11/21/2025	(4,764)
129,804	1,248	C.H. Robinson Worldwide	OBFR + 45 bps	11/21/2025	(861)
215,028	4,729	California Water Service	OBFR + 45 bps	11/21/2025	(662)
311,125	3,093	Cal-Maine Foods Inc	OBFR + 45 bps	11/21/2025	7,207
272,615	724	Carlisle Cos Inc	OBFR + 45 bps	11/21/2025	(5,575)
81,817	474	Carpenter Technology	OBFR + 45 bps	11/21/2025	(1,375)
6,970	121,696	Cars.Com Inc	OBFR - 35 bps	11/21/2025	906
82,524	1,495	Carter’s Inc	OBFR + 45 bps	11/21/2025	(1,510)
4,497	471,331	Casella Waste System	OBFR - 35 bps	11/21/2025	(4,497)
223,619	612	Caterpillar Inc	OBFR + 45 bps	11/21/2025	(1,610)
4,901	395,119	Cbiz Inc	OBFR - 35 bps	11/21/2025	(5,930)
1,521	198,506	Cbre Group Inc - A	OBFR - 35 bps	11/21/2025	(1,186)
6,698	192,568	Ceco Environmental Corp.	OBFR - 35 bps	11/21/2025	(9,913)
6,926	171,557	Celldex Therapeutics	OBFR - 35 bps	11/21/2025	(3,463)
69,885	307	Cencora Inc	OBFR + 45 bps	11/21/2025	(909)
60,799	3,222	Century Aluminum Company	OBFR + 45 bps	11/21/2025	(2,094)
357,642	1,896	Check Point Software	OBFR + 45 bps	11/21/2025	(3,659)
21,238	372,515	Chemours Co/The	OBFR - 35 bps	11/21/2025	13,592
69,724	333	Cheniere Energy Inc	OBFR + 45 bps	11/21/2025	1,828
85,791	6,012	Chimera Investment Corp.	OBFR + 45 bps	11/21/2025	(1,623)
6,578	200,563	Cinemark Holdings Inc	OBFR - 35 bps	11/21/2025	(3,223)
268,351	2,615	Cirrus Logic Inc	OBFR + 45 bps	11/21/2025	(7,950)
65,999	1,119	Cisco Systems Inc	OBFR + 45 bps	11/21/2025	246
120,037	4,469	Clear Secure Inc	OBFR + 45 bps	11/21/2025	(983)
7,356	222,813	Clearwater Paper Corp	OBFR - 35 bps	11/21/2025	3,825
46,834	1,774	Clearway Energy Inc	OBFR + 45 bps	11/21/2025	(710)
334,750	5,021	Cms Energy Corp	OBFR + 45 bps	11/21/2025	(100)
241,785	3,876	Coca-Cola Co/The	OBFR + 45 bps	11/21/2025	(465)
338,045	3,678	Colgate-Palmolive Co	OBFR + 45 bps	11/21/2025	(3,678)
60,486	2,075	Collegium Pharmaceuticals	OBFR + 45 bps	11/21/2025	(1,038)
157,404	3,162	Commercial Metals Co	OBFR + 45 bps	11/21/2025	(569)
12,015	200,290	Comstock Resources I	OBFR - 35 bps	11/21/2025	(18,623)
3,294	137,986	Concentrix Corp	OBFR - 35 bps	11/21/2025	(4,546)
65,516	287	Constellation Energy	OBFR + 45 bps	11/21/2025	(1,312)
105,449	10,208	Constellium Se	OBFR + 45 bps	11/21/2025	(612)
52,736	570	Cooper Cos Inc/The	OBFR + 45 bps	11/21/2025	(336)
6,780	114,175	Core Laboratories Inc	OBFR - 35 bps	11/21/2025	(3,187)
7,175	151,751	Corecivic Inc	OBFR - 35 bps	11/21/2025	(4,233)
75,074	5,856	Costamare Inc	OBFR + 45 bps	11/21/2025	176
203,659	1,798	Crocs Inc	OBFR + 45 bps	11/21/2025	(6,725)
7,557	175,549	Curbline Properties	OBFR - 35 bps	11/21/2025	76
94,558	266	Curtiss-Wright Corp	OBFR + 45 bps	11/21/2025	(162)
55,767	99	Daily Journal Corp	OBFR + 45 bps	11/21/2025	464
129,455	1,630	Danaos Corp	OBFR + 45 bps	11/21/2025	1,060
112,776	737	Davita Inc	OBFR + 45 bps	11/21/2025	(2,557)
4,111	304,173	Dayforce Inc	OBFR - 35 bps	11/21/2025	5,550

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at December 31, 2024	Number of Shares	Weyerhaeuser Co	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$105,950	11,417	Dht Holdings Inc	OBFR + 45 bps	11/21/2025	$114
1,314	234,510	Digital Realty Trust	OBFR - 35 bps	11/21/2025	1,498
1,557	99,352	Disc Medicine Inc	OBFR - 35 bps	11/21/2025	638
192,420	2,479	Dolby Laboratories	OBFR + 45 bps	11/21/2025	1,190
101,885	1,898	Dominion Energy Inc	OBFR + 45 bps	11/21/2025	342
310,675	4,589	Donaldson Co Inc	OBFR + 45 bps	11/21/2025	(1,606)
175,326	7,281	Dorian Lpg Ltd	OBFR + 45 bps	11/21/2025	2,111
161,055	853	Dover Corp	OBFR + 45 bps	11/21/2025	(1,032)
4,346	166,626	Draftkings Inc-Cl A	OBFR - 35 bps	11/21/2025	4,954
29,282	469,976	Driven Brands Holdings	OBFR - 35 bps	11/21/2025	(2,635)
258,115	2,541	Dt Midstream Inc	OBFR + 45 bps	11/21/2025	(5,463)
254,569	2,117	Dte Energy Company	OBFR + 45 bps	11/21/2025	1,059
328,068	3,022	Duke Energy Corp	OBFR + 45 bps	11/21/2025	(2,478)
63,899	5,116	Dynex Capital Inc	OBFR + 45 bps	11/21/2025	819
266,037	4,181	Ebay Inc	OBFR + 45 bps	11/21/2025	(7,024)
5,977	135,618	Echostar Corp-A	OBFR - 35 bps	11/21/2025	(1,255)
326,761	10,048	Enact Holdings Inc	OBFR + 45 bps	11/21/2025	(1,407)
157,423	2,136	Eplus Inc	OBFR + 45 bps	11/21/2025	384
7,726	338,862	Eqt Corp	OBFR - 35 bps	11/21/2025	(17,384)
162,656	3,046	Essent Group Ltd	OBFR + 45 bps	11/21/2025	3,168
66,773	1,842	Essential Utilities	OBFR + 45 bps	11/21/2025	129
310,157	5,058	Evergy Inc	OBFR + 45 bps	11/21/2025	1,163
50,354	1,504	Exelixis Inc	OBFR + 45 bps	11/21/2025	(271)
1,087	105,037	Expand Energy Corp	OBFR - 35 bps	11/21/2025	(3,174)
81,107	734	Expeditors Intl Wash Inc.	OBFR + 45 bps	11/21/2025	198
67,926	639	Exxon Mobil Corp	OBFR + 45 bps	11/21/2025	812
156,208	614	F5 Inc	OBFR + 45 bps	11/21/2025	(1,805)
17,556	158,882	Flagstar Financial	OBFR - 35 bps	11/21/2025	(4,916)
222,040	2,982	Fortive Corp	OBFR + 45 bps	11/21/2025	1,610
125,649	1,804	Fortune Brands Innovations	OBFR + 45 bps	11/21/2025	(2,381)
313,294	7,982	Freeport-Mcmoran Inc	OBFR + 45 bps	11/21/2025	(9,339)
177,331	242,943	Fubotv Inc	OBFR - 42 bps	11/21/2025	19,506
8,210	116,828	Gambling.Com Group L	OBFR - 58 bps	11/21/2025	1,232
87,362	3,155	Gen Digital Inc	OBFR + 45 bps	11/21/2025	(978)
84,380	6,010	Genco Shipping & Trading	OBFR + 45 bps	11/21/2025	(601)
214,672	3,378	General Mills Inc	OBFR + 45 bps	11/21/2025	743
3,308	92,657	Geo Group Inc	OBFR - 35 bps	11/21/2025	99
75,225	2,997	Global Industrial Co	OBFR + 45 bps	11/21/2025	(929)
199,208	9,138	Global Ship Lease Inc	OBFR + 45 bps	11/21/2025	274
368,507	1,799	Godaddy Inc	OBFR + 45 bps	11/21/2025	(13,439)
1,960	119,090	Greif Inc-Cl A	OBFR - 35 bps	11/21/2025	(706)
45,315	624	Griffon Corp	OBFR + 45 bps	11/21/2025	(842)
6,014	186,675	Guardant Health Inc	OBFR - 35 bps	11/21/2025	2,947
61,560	1,131	H&R Block Inc	OBFR + 45 bps	11/21/2025	(1,798)
10,069	110,457	Hallador Energy Co	OBFR - 35 bps	11/21/2025	(4,833)
69,536	2,265	Harley-Davidson Inc	OBFR + 45 bps	11/21/2025	(1,291)
227,944	751	Hca Healthcare Inc	OBFR + 45 bps	11/21/2025	(2,531)
9,608	162,279	Healthcare Realty Trust	OBFR - 35 bps	11/21/2025	(576)
17,020	189,262	Healthcare Services	OBFR - 35 bps	11/21/2025	(8,425)
118,428	3,768	Healthstream Inc	OBFR + 45 bps	11/21/2025	1,394
158,157	403	Home Depot Inc	OBFR + 45 bps	11/21/2025	(1,394)
1,427	109,023	Howard Hughes Holdings	OBFR - 35 bps	11/21/2025	(742)
2,171	261,714	Huron Consulting Group	OBFR - 35 bps	11/21/2025	(8,054)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at December 31, 2024	Number of Shares	Weyerhaeuser Co	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$56,600	172,064	Huya Inc-Adr	OBFR - 35 bps	11/21/2025	$(1,698)
5,698	144,615	Ideaya Biosciences	OBFR - 35 bps	11/21/2025	(1,823)
198,824	4,224	Idt Corp-Class B	OBFR + 45 bps	11/21/2025	1,901
111,043	431	Illinois Tool Works	OBFR + 45 bps	11/21/2025	(1,758)
7,033	181,170	Immunovant Inc	OBFR - 35 bps	11/21/2025	6,963
66,766	2,510	Informatica Inc - Cl	OBFR + 45 bps	11/21/2025	(1,682)
7,814	321,468	Ingevity Corp	OBFR - 35 bps	11/21/2025	3,047
126,772	914	Ingredion Inc	OBFR + 45 bps	11/21/2025	(1,042)
7,523	98,025	Innovex International	OBFR - 35 bps	11/21/2025	(7,072)
271,013	15,234	Innoviva Inc	OBFR + 45 bps	11/21/2025	(6,703)
128,847	678	Interdigital Inc	OBFR + 45 bps	11/21/2025	2,495
286,556	8,483	International Seaway	OBFR + 45 bps	11/21/2025	18,323
238,575	1,075	Intl Business Machines	OBFR + 45 bps	11/21/2025	(2,258)
213,346	25,923	Invesco Mortgage Cap	OBFR + 45 bps	11/21/2025	(4,666)
5,774	186,096	Invitation Homes Inc	OBFR - 35 bps	11/21/2025	1,501
2,013	178,473	Irhythm Technologies	OBFR - 35 bps	11/21/2025	(3,040)
3,358	134,689	Jack In The Box Inc	OBFR - 35 bps	11/21/2025	(5,138)
12,582	518,630	Joyy Inc-Adr	OBFR - 35 bps	11/21/2025	(7,927)
5,820	107,146	Ke Holdings Inc-Adr	OBFR - 35 bps	11/21/2025	(58)
27,958	282,096	Kennedy-Wilson Holdings	OBFR - 35 bps	11/21/2025	2,796
331,755	2,524	Kimberly-Clark Corp	OBFR + 45 bps	11/21/2025	(1,010)
125,434	4,118	Kraft Heinz Co/The	OBFR + 45 bps	11/21/2025	1,030
58,337	641	Lantheus Holdings Inc	OBFR + 45 bps	11/21/2025	(994)
1,734	69,187	Lemonade Inc	OBFR - 53 bps	11/21/2025	5,583
53,884	1,408	Lendingtree Inc	OBFR + 45 bps	11/21/2025	676
122,470	7,071	Levi Strauss & Co- C	OBFR + 45 bps	11/21/2025	(141)
105,718	8,588	Liberty Global Ltd-A	OBFR + 45 bps	11/21/2025	3,865
59,633	9,728	Liberty Latin America	OBFR + 45 bps	11/21/2025	2,043
4,873	459,719	Liberty Media Corp	OBFR - 35 bps	11/21/2025	8,187
8,190	565,356	Liberty Media Corp-L	OBFR - 35 bps	11/21/2025	7,944
1,812	240,090	Live Nation Entertainment	OBFR - 35 bps	11/21/2025	5,436
285,570	587	Lockheed Martin Corp	OBFR + 45 bps	11/21/2025	(323)
10,485	80,315	Lsb Industries Inc	OBFR - 35 bps	11/21/2025	734
10,036	201,322	Macerich Co/The	OBFR - 35 bps	11/21/2025	1,405
4,227	139,745	Madison Square Garden	OBFR - 35 bps	11/21/2025	(10,737)
482	149,839	Madrigal Pharmaceuticals	OBFR - 35 bps	11/21/2025	1,109
7,260	274,501	Marcus & Millichap I	OBFR - 35 bps	11/21/2025	(3,267)
15,815	336,701	Marcus Corporation	OBFR - 35 bps	11/21/2025	(3,321)
329,505	4,460	Masco Corp	OBFR + 45 bps	11/21/2025	(5,843)
8,121	222,272	Matthews Intl Corp-C	OBFR - 35 bps	11/21/2025	(2,518)
2,792	63,434	Maui Land & Pineapple	OBFR - 35 bps	11/21/2025	2,066
143,606	493	Mcdonald’S Corp	OBFR + 45 bps	11/21/2025	(690)
58,035	7,300	Mcewen Mining Inc	OBFR + 45 bps	11/21/2025	(1,241)
49,523	443	Mcgrath Rentcorp	OBFR + 45 bps	11/21/2025	13
23,298	156,330	Mercer International	OBFR - 53 bps	11/21/2025	4,893
197,548	1,988	Merck & Co. Inc.	OBFR + 45 bps	11/21/2025	219
185,392	17,809	Mfa Financial Inc	OBFR + 45 bps	11/21/2025	(3,918)
330,265	13,947	Mgic Investment Corp	OBFR + 45 bps	11/21/2025	418
71,793	532	Middleby Corp	OBFR + 45 bps	11/21/2025	266
11,938	196,977	Montrose Environment	OBFR - 35 bps	11/21/2025	(24,473)
10,205	247,777	Mosaic Co/The	OBFR - 35 bps	11/21/2025	(3,062)
61,070	130	Motorola Solutions I	OBFR + 45 bps	11/21/2025	(980)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at December 31, 2024	Number of Shares	Weyerhaeuser Co	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$48,887	614	Mueller Industries I	OBFR + 45 bps	11/21/2025	$(160)
127,846	13,387	N-Able Inc	OBFR + 45 bps	11/21/2025	(2,811)
48,236	1,350	Napco Security Technologies	OBFR + 45 bps	11/21/2025	(230)
329,982	5,466	National Fuel Gas Co	OBFR + 45 bps	11/21/2025	1,694
56,412	3,726	Navigator Holdings L	OBFR + 45 bps	11/21/2025	782
2,890	88,752	Net Lease Office Properties	OBFR - 68 bps	11/21/2025	(1,445)
8,026	80,180	Net Power Inc	OBFR - 63 bps	11/21/2025	(4,816)
198,374	1,680	Netapp Inc	OBFR + 45 bps	11/21/2025	(3,360)
11,387	319,405	News Corp - Class A	OBFR - 35 bps	11/21/2025	5,807
292,642	4,037	Nextera Energy Inc	OBFR + 45 bps	11/21/2025	(3,230)
203,117	5,574	Nisource Inc	OBFR + 45 bps	11/21/2025	1,784
245,977	6,717	Nmi Holdings Inc	OBFR + 45 bps	11/21/2025	940
4,931	143,393	Noble Corp Plc	OBFR - 35 bps	11/21/2025	(11,440)
55,961	6,477	Novavax Inc	OBFR + 45 bps	11/21/2025	(3,886)
327,913	3,555	Nrg Energy Inc	OBFR + 45 bps	11/21/2025	(7,181)
42,329	363	Nucor Corp	OBFR + 45 bps	11/21/2025	36
7,376	138,964	Nv5 Global Inc	OBFR - 35 bps	11/21/2025	—
205,563	25	Nvr Inc	OBFR + 45 bps	11/21/2025	(1,090)
84,581	1,768	Occidental Petroleum	OBFR + 45 bps	11/21/2025	2,776
4,113	101,961	Oceaneering Intl Inc	OBFR - 35 bps	11/21/2025	(5,306)
317,113	7,682	Oge Energy Corp	OBFR + 45 bps	11/21/2025	(230)
15,769	159,898	O-I Glass Inc	OBFR - 35 bps	11/21/2025	(11,038)
90,220	2,702	Olympic Steel Inc	OBFR + 45 bps	11/21/2025	(1,567)
191,365	24,534	Orchid Island Capital	OBFR + 45 bps	11/21/2025	(491)
319,122	21,709	Organon & Co	OBFR + 45 bps	11/21/2025	4,776
12,908	200,978	Orion Sa	OBFR - 35 bps	11/21/2025	(2,840)
322,048	3,444	Otis Worldwide Corp	OBFR + 45 bps	11/21/2025	(3,100)
141,905	1,904	Otter Tail Corp	OBFR + 45 bps	11/21/2025	(1,314)
6,189	190,993	Patterson Cos Inc	OBFR - 35 bps	11/21/2025	—
60,591	863	Pc Connection Inc	OBFR + 45 bps	11/21/2025	(811)
10,147	137,187	Pebblebrook Hotel Trust	OBFR - 35 bps	11/21/2025	(304)
9,468	171,655	Penn Entertainment I	OBFR - 35 bps	11/21/2025	(16,001)
54,941	4,259	Pennymac Mortgage Inc.	OBFR + 45 bps	11/21/2025	(1,320)
88,508	872	Pentair Plc	OBFR + 45 bps	11/21/2025	(750)
210,596	1,392	Pepsico Inc	OBFR + 45 bps	11/21/2025	1,072
87,141	704	Philip Morris International	OBFR + 45 bps	11/21/2025	(2,415)
82,640	332,213	Planet Labs Pbc	OBFR - 37 bps	11/21/2025	(1,653)
9,586	379,414	Potlatchdeltic Corp	OBFR - 35 bps	11/21/2025	3,163
123,876	5,794	Premier Inc-Class A	OBFR + 45 bps	11/21/2025	(1,043)
100,319	2,404	Prog Holdings Inc	OBFR + 45 bps	11/21/2025	1,274
176,414	2,702	Progress Software Co	OBFR + 45 bps	11/21/2025	(378)
116,708	630	Ptc Inc	OBFR + 45 bps	11/21/2025	(869)
15,870	340,888	Quinstreet Inc	OBFR - 35 bps	11/21/2025	(25,233)
48,066	2,142	Radware Ltd	OBFR + 45 bps	11/21/2025	193
151,610	658	Ralph Lauren Corp	OBFR + 45 bps	11/21/2025	375
553	93,241	Reddit Inc-Cl A	OBFR - 35 bps	11/21/2025	2,859
155,183	217	Regeneron Pharmaceuticals	OBFR + 45 bps	11/21/2025	(608)
222,911	1,066	Reinsurance Group Of America	OBFR + 45 bps	11/21/2025	4,818
200,129	741	Reliance Inc	OBFR + 45 bps	11/21/2025	(608)
9,291	114,651	Replimune Group Inc	OBFR - 35 bps	11/21/2025	2,137
58,546	1,899	Rev Group Inc	OBFR + 45 bps	11/21/2025	1,975
2,146	94,274	Revolution Medicines	OBFR - 35 bps	11/21/2025	408
248,734	9,148	Reynolds Consumer Products	OBFR + 45 bps	11/21/2025	(1,830)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at December 31, 2024	Number of Shares	Weyerhaeuser Co	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$7,369	79,585	Riot Platforms Inc	OBFR - 35 bps	11/21/2025	$4,348
18,253	250,979	Rivian Automotive Inc	OBFR - 58 bps	11/21/2025	8,214
6,947	411,749	Roblox Corp -Class A	OBFR - 35 bps	11/21/2025	9,795
2,025	159,570	Roku Inc	OBFR - 35 bps	11/21/2025	9,032
299,872	2,254	Royal Gold Inc	OBFR + 45 bps	11/21/2025	(2,682)
129,649	827	Ryder System Inc	OBFR + 45 bps	11/21/2025	74
98,315	27,084	Safe Bulkers Inc	OBFR + 45 bps	11/21/2025	(1,625)
97,364	2,028	Scansource Inc	OBFR + 45 bps	11/21/2025	(1,136)
4,171	83,545	Scholastic Corp	OBFR - 35 bps	11/21/2025	(5,422)
9,980	197,205	Schrodinger Inc	OBFR - 35 bps	11/21/2025	4,691
316,836	6,445	Scorpio Tankers Inc	OBFR + 45 bps	11/21/2025	3,416
1,619	177,102	Sea Ltd-Adr	OBFR - 35 bps	11/21/2025	5,327
130,469	13,060	Sfl Corp Ltd	OBFR + 45 bps	11/21/2025	3,004
71,688	2,087	Shoe Carnival Inc	OBFR + 45 bps	11/21/2025	(2,650)
4,584	139,079	Shutterstock Inc	OBFR - 35 bps	11/21/2025	(46)
54,096	322	Simpson Manufacturing	OBFR + 45 bps	11/21/2025	(699)
18,347	291,167	Sinclair Inc	OBFR - 35 bps	11/21/2025	(4,954)
13,513	314,312	Sirius Xm Holdings I	OBFR - 53 bps	11/21/2025	6,216
59,054	578	Skywest Inc	OBFR + 45 bps	11/21/2025	(1,179)
100,652	1,116	Skyworks Solutions I	OBFR + 45 bps	11/21/2025	(1,685)
3,963	267,621	Sl Green Realty Corp	OBFR - 35 bps	11/21/2025	(1,546)
99,960	1,458	Smith (A.O.) Corp	OBFR + 45 bps	11/21/2025	(510)
7,912	426,694	Smurfit Westrock Plc	OBFR - 35 bps	11/21/2025	554
29,369	330,695	Snap Inc - A	OBFR - 35 bps	11/21/2025	14,391
187,682	545	Snap-On Inc	OBFR + 45 bps	11/21/2025	(2,665)
4,207	117,628	Solaris Energy Infrastructure	OBFR - 35 bps	11/21/2025	(3,450)
135,893	9,503	Solarwinds Corp	OBFR + 45 bps	11/21/2025	(475)
139,656	2,096	Solventum Corp	OBFR + 45 bps	11/21/2025	(1,195)
327,427	3,943	Southern Co/The	OBFR + 45 bps	11/21/2025	(2,839)
322,255	3,444	Southern Copper Corp	OBFR + 45 bps	11/21/2025	(8,403)
5,955	225,278	Sphere Entertainment	OBFR - 35 bps	11/21/2025	(14,828)
50,411	3,215	Spok Holdings Inc	OBFR + 45 bps	11/21/2025	1,190
11,803	78,726	Stagwell Inc	OBFR - 35 bps	11/21/2025	1,062
93,277	4,838	Starwood Property Trust	OBFR + 45 bps	11/21/2025	(1,597)
103,365	893	Steel Dynamics Inc	OBFR + 45 bps	11/21/2025	(1,500)
3,248	217,031	Stepan Co	OBFR - 35 bps	11/21/2025	6,886
9,998	505,799	Summit Materials Inc	OBFR - 35 bps	11/21/2025	(100)
1,466	181,593	Sun Communities Inc	OBFR - 35 bps	11/21/2025	1,319
22,402	86,024	Taboola.Com Ltd	OBFR - 218 bps	11/21/2025	4,256
3,112	570,181	Take-Two Interactive	OBFR - 35 bps	11/21/2025	(2,676)
109,341	613	Targa Resources Corp	OBFR + 45 bps	11/21/2025	80
118,961	1,009	Td Synnex Corp	OBFR + 45 bps	11/21/2025	(626)
79,446	12,019	Teekay Corp Ltd	OBFR + 45 bps	11/21/2025	3,846
195,137	4,992	Teekay Tankers Ltd-C	OBFR + 45 bps	11/21/2025	3,494
18,291	283,328	Tejon Ranch Co	OBFR - 35 bps	11/21/2025	(7,499)
57,963	1,721	Telephone And Data Systems	OBFR + 45 bps	11/21/2025	740
97,878	755	Tenet Healthcare Corp.	OBFR + 45 bps	11/21/2025	(2,575)
153,958	1,918	Tennant Co	OBFR + 45 bps	11/21/2025	2,417
398	171,379	Tesla Inc	OBFR - 35 bps	11/21/2025	10,650
23,593	80,216	Tetra Technologies I	OBFR - 35 bps	11/21/2025	(4,247)
72,490	138	Thermo Fisher Scientific	OBFR + 45 bps	11/21/2025	(698)
10,982	155,505	Thryv Holdings Inc	OBFR - 35 bps	11/21/2025	(7,028)

NAA OPPORTUNITY FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)(Continued)
December 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at December 31, 2024	Number of Shares	Weyerhaeuser Co	Floating Rate to Pay	Termination Date	Unrealized Appreciation/ (Depreciation)
$325,619	1,469	T-Mobile Us Inc	OBFR + 45 bps	11/21/2025	$(1,366)
65,439	7,574	Tpg Re Finance Trust	OBFR + 45 bps	11/21/2025	(1,060)
867	105,488	Trade Desk Inc/The -	OBFR - 35 bps	11/21/2025	3,589
112,492	298	Trane Technologies Plc	OBFR + 45 bps	11/21/2025	(2,426)
145,839	113	Transdigm Group Inc	OBFR + 45 bps	11/21/2025	(2,636)
121,751	7,145	Tsakos Energy Navigation	OBFR + 45 bps	11/21/2025	2,144
338,299	12,275	Ugi Corp	OBFR + 45 bps	11/21/2025	8,224
170,348	750	Union Pacific Corp	OBFR + 45 bps	11/21/2025	683
146,798	204	United Rentals Inc	OBFR + 45 bps	11/21/2025	(3,093)
104,004	286	United Therapeutics	OBFR + 45 bps	11/21/2025	(3,092)
69,360	458	Universal Display Co	OBFR + 45 bps	11/21/2025	(2,400)
103,914	575	Universal Health Services	OBFR + 45 bps	11/21/2025	(748)
16,851	121,327	Uranium Energy Corp	OBFR - 53 bps	11/21/2025	8,594
63,242	72,096	Ur-Energy Inc	OBFR - 35 bps	11/21/2025	(632)
151,358	2,476	Utah Medical Product	OBFR + 45 bps	11/21/2025	842
107,210	2,374	Varonis Systems Inc	OBFR + 45 bps	11/21/2025	(1,733)
12,783	211,303	Veris Residential Inc	OBFR - 35 bps	11/21/2025	(1,278)
261,748	1,309	Verisign Inc	OBFR + 45 bps	11/21/2025	9,163
326,270	8,169	Verizon Communications	OBFR + 45 bps	11/21/2025	408
3,848	378,143	Vse Corp	OBFR - 35 bps	11/21/2025	12,198
5,008	557,891	Walt Disney Co/The	OBFR - 35 bps	11/21/2025	250
37,371	390,153	Warner Bros Discover	OBFR - 35 bps	11/21/2025	(4,858)
109,945	2,003	Warrior Met Coal Inc	OBFR + 45 bps	11/21/2025	(1,302)
176,118	1,857	Wec Energy Group Inc	OBFR + 45 bps	11/21/2025	(1,486)
1,740	218,579	Welltower Inc	OBFR - 35 bps	11/21/2025	(713)
102,127	6,197	Wendy’S Co/The	OBFR + 45 bps	11/21/2025	(1,115)
1,677	191,849	Westlake Corp	OBFR - 35 bps	11/21/2025	(419)
13,124	368,522	Weyerhaeuser Co	OBFR - 35 bps	11/21/2025	(919)
200,688	3,713	Williams Cos Inc	OBFR + 45 bps	11/21/2025	260
142,576	5,320	World Kinect Corp	OBFR + 45 bps	11/21/2025	3,777
61,717	1,864	York Water Co	OBFR + 45 bps	11/21/2025	(727)
4,216	234,199	Ziff Davis Inc	OBFR - 35 bps	11/21/2025	5,101
					$(318,499)

#	The counterparty for all swap contracts is Morgan Stanley.

PLC - Public Limited Company

REIT - Real Estate

OBFR - Overnight Bank Funding Rate. The OBFR was 4.33% on December 31, 2024.